Note 6 - Leases - Operating Lease Income Statement Information (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost of services	$ 421,159	$ 805,481
Cost of Services [Member]
Cost of services	16,527	39,601
Research and Development Expense [Member]
Cost of services	20,365	138,340
Selling, General and Administrative Expenses [Member]
Cost of services	$ 384,267	$ 627,540